John Hancock
Asset-Based Lending Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Asset backed securities 42.2%				$44,234,224
(Cost $43,831,164)
Asset backed securities 9.2%				9,601,842
American Credit Acceptance Receivables Trust
Series 2022-1, Class D (A)	2.460	03-13-28	1,765,000	1,662,289
Freedom Financial Freed Trust
Series 2022-4FP, Class D (A)	7.400	12-18-29	2,000,000	1,984,311
MF1, Ltd.
Series 2022-FL8, Class AS (1 month SOFR + 1.750%) (A)(B)	6.818	02-19-37	1,500,000	1,464,880
Pagaya AI Debt Trust
Series 2023-1, Class A (A)	7.556	07-15-30	2,130,874	2,133,356
Theorem Funding Trust
Series 2022-2A, Class A (A)	6.060	12-15-28	968,727	959,377
Westlake Automobile Receivables Trust
Series 2023-1A, Class D (A)	6.790	11-15-28	1,400,000	1,397,629
Collateralized loan obligations 9.6%				10,102,845
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class A2 (3 month CME Term SOFR + 1.392%) (A)(B)	6.718	01-20-31	2,000,000	1,979,646
Elmwood CLO X, Ltd.
Series 2021-3A, Class B (3 month CME Term SOFR + 1.862%) (A)(B)	7.188	10-20-34	2,500,000	2,477,558
KKR CLO 18, Ltd.
Series 2018, Class AR (3 month CME Term SOFR + 1.202%) (A)(B)	6.512	07-18-30	789,243	785,225
Magnetite XXI, Ltd.
Series 2019-21A, Class BR (3 month CME Term SOFR + 1.612%) (A)(B)	6.938	04-20-34	2,500,000	2,421,403
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) (A)(B)	7.076	01-20-35	2,500,000	2,439,013
Commercial mortgage backed securities 15.5%				16,222,949
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2022-FL2, Class D (1 month CME Term SOFR + 4.350%) (A)(B)	9.572	05-15-37	2,500,000	2,432,547
BDS, Ltd.
Series 2020-FL5, Class B (1 month CME Term SOFR + 1.914%) (A)(B)	7.144	02-16-37	1,000,000	981,459
BPCRE, Ltd.
Series 2022-FL2, Class AS (1 month CME Term SOFR + 3.100%) (A)(B)	8.330	01-16-37	1,000,000	997,541
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(B)	8.256	12-15-36	2,000,000	1,854,363
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)	9.410	03-15-36	1,601,653	1,579,619
Ready Capital Mortgage Financing LLC
Series 2021-FL6, Class AS (1 month CME Term SOFR + 1.314%) (A)(B)	6.612	07-25-36	2,500,000	2,407,942
Shelter Growth Issuer, Ltd.
Series 2023-FL5, Class D (1 month CME Term SOFR + 6.359%) (A)(B)	11.605	05-19-38	4,000,000	3,994,878
TRTX Issuer, Ltd.
Series 2019-FL3, Class B (1 month CME Term SOFR + 1.864%) (A)(B)	7.086	10-15-34	2,000,000	1,974,600
Residential mortgage backed securities 7.9%				8,306,588
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (A)(B)	6.569	10-25-41	1,351,480	1,328,676
Series 2023-DNA1, Class M1A (1 month SOFR + 2.100%) (A)(B)	7.169	03-25-43	2,404,621	2,431,777
Federal National Mortgage Association
Series 2023-R01, Class 1M1 (1 month SOFR + 2.400%) (A)(B)	7.469	12-25-42	2,138,267	2,178,182

Series 2023-R02, Class 1M1 (1 month SOFR + 2.300%) (A)(B)	7.369	01-25-43	2,333,352	2,367,953
Special purpose vehicles 35.7%				$37,428,415
(Cost $37,681,544)
Consumer loans 13.4%				14,018,975
JH Consumer Loan Trust (C)(D)			14,250,000	14,018,975
Residential loans 22.3%				23,409,440
JH Residential Whole Loan Trust (C)(D)			18,740,817	14,909,440

JH Residential Whole Loan Trust II (C)(D)			8,500,000	8,500,000
1	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans 10.1%				$10,622,298
(Cost $10,596,073)
Commercial real estate lending 4.4%				4,622,898
Genprov Holdco LLC, Term Loan (1 month SOFR + 4.900%) (B)(D)	10.448	08-11-26	4,672,898	4,622,898
Transportation 5.7%				5,999,400
Aeronautics Fund, Secured Term Loan (D)	13.000	09-23-25	6,000,000	5,999,400
Corporate asset-based credit 4.8%				$5,003,500
(Cost $5,000,000)

CG Finance A LP
Series 2013-1, Class A (D)	11.500	06-28-28	5,000,000	5,003,500
Consumer-related assets 4.4%				$4,670,996
(Cost $4,670,996)
ACHV ABS Trust
Series 2023-3PL, Class R (A)(D)(E)	—	08-19-30	2,637	1,000,103
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(D)(E)	—	04-25-43	5,000	3,670,893

	Yield (%)	Shares	Value
Short-term investments 1.8%			$1,945,933
(Cost $1,945,933)
Short-term funds 1.8%			1,945,933
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.1769(F)	1,945,933	1,945,933

Total investments (Cost $103,725,710) 99.0%	$103,905,366
Other assets and liabilities, net 1.0%	1,038,346
Total net assets 100.0%	$104,943,712

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $48,905,220 or 46.6% of the fund’s net assets as of 7-31-23.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	The fund holds an affiliate interest in the special purpose vehicle through this investment.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Notes do not bear interest and represent undivided interests in the equity interest in the issuer.
(F)	The rate shown is the annualized seven-day yield as of 7-31-23.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	2

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	55	Short	Sep 2023	$(11,271,211)	$(11,166,719)	$104,492
3-Year U.S. Treasury Note Futures	20	Short	Sep 2023	(4,158,438)	(4,155,938)	2,500
						$106,992
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
3	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are valued at the end of each month at a minimum.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private loan investments, including special purpose vehicles, are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of private loans include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Private loans valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Asset backed securities	$44,234,224	—	$44,234,224	—
Special purpose vehicles	37,428,415	—	—	$37,428,415
Term loans	10,622,298	—	—	10,622,298
Corporate asset-based credit	5,003,500	—	—	5,003,500
Consumer-related assets	4,670,996	—	—	4,670,996
Short-term investments	1,945,933	$1,945,933	—	—
Total investments in securities	$103,905,366	$1,945,933	$44,234,224	$57,725,209
Derivatives:
Assets
Futures	$106,992	$106,992	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Special purpose vehicles	Term loans	Corporate asset-based credit	Consumer-related assets	Total
Balance as of 10-31-22	—	$5,958,698	—	—	$5,958,698
Purchases	$37,904,614	4,622,898	$5,000,000	$4,670,996	52,198,508
Proceeds from paydowns	(223,070)	—	—	—	(223,070)
Net amortization of (premium) discount	—	9,341	—	—	9,341
Change in unrealized appreciation (depreciation)	(253,129)	31,361	3,500	—	(218,268)
Balance as of 7-31-23	$37,428,415	$10,622,298	$5,003,500	$4,670,996	$57,725,209
Change in unrealized appreciation (depreciation) at period end[1]	$(253,129)	$31,361	$3,500	—	$(218,268)

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[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 7-31-23	Valuation technique	Significant unobservable inputs	Input/Range	Input weighted average*
Special purpose vehicles	$28,928,415	Discounted cash flow	Discount rate	7.00%-12.25%	8.65%
	8,500,000	Recent transaction	Transaction price	$100	$100
	$37,428,415

Term loans	$4,622,898	Recent transaction	Transaction price	$98.92	$98.92
	5,999,400	Discounted cash flow	Discount rate	12.25%-14.00%	13.13%
	$10,622,298

Corporate asset-based credit	$5,003,500	Recent transaction Discounted cash flow	Transaction price Discount rate	$100 11.25%-12.75%	$100 12.00%

Consumer-related assets	$4,670,996	Recent transaction	Transaction price	$37,926-$73,418	$65,819

Total	$57,725,209
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of July 31, 2023 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Special purpose vehicles.  The fund invests in special purpose vehicles (SPVs), JH Consumer Loan Trust, JH Residential Whole Loan Trust and JH Residential Whole Loan Trust II, which are unconsolidated Delaware statutory trusts. The fund owns 100% of the Trust Certificates issued by each of the SPVs.
JH Consumer Loan Trust was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.  As of July 31, 2023, JH Consumer Loan Trust holds loans consisting of credit card debt and auto loans. The fund’s investment in this SPV, as of July 31, 2023, is approximately $14.3 million.
JH Residential Whole Loan Trust was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools. As of July 31, 2023, JH Residential Whole Loan Trust holds pools of home loans. The fund’s investment in this SPV, as of July 31, 2023, is approximately $14.9 million.
JH Residential Whole Loan Trust II was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools. As of July 31, 2023, JH Residential Whole Loan Trust II holds pools of home loans. The fund’s investment in this SPV, as of July 31, 2023, is approximately $8.5 million.
As of July 31, 2023, certain summarized portfolio information for the three unconsolidated SPVs is presented below.
The following summarizes the loans held by the JH Consumer Loan Trust where each of the loans represents an individual borrowing, and no single loan exceeds a principal balance greater than $50,000:
Type of Loans	Number of Loans	Principal Balance Range	Loan Value Range	Average Loan Value	Interest Rate Range	Weighted Average Interest Rate	Total Market Value
Auto Loans	238	$9,841 - 50,000	$1,361 - 51,710	$28,977	9.05 - 24.05%	18.31%	$6,896,458
Consumer Loans	273	$5,000 - 50,000	$2,471 - 48,776	$21,471	5.99 - 26.99%	20.85%	$5,861,604
Total							$12,758,062
The following summarizes the loans held by the JH Residual Whole Trust where each of the loans represents an individual borrowing, and no single loan exceeds a principal balance outstanding greater than $517,000:
5	|

Type of Loans	Number of Loans	Outstanding Loan Range	Average Outstanding Loan	Interest Rate Range	Weighted Average Interest Rate	Total Market Value
Residential Loans	659	Up to $516,117	$27,235	Up to 16.63%	5.81%	$14,909,440
The following summarizes the loans held by the JH Residual Whole Trust II where each of the loans represents an individual borrowing, and no single loan exceeds a principal balance outstanding greater than $150,000:
Type of Loans	Number of Loans	Outstanding Loan Range	Average Outstanding Loan	Interest Rate Range	Weighted Average Interest Rate	Total Market Value
Residential Loans	147	$16,768 - 150,000	$56,932	7.25 - 14.63%	12.70%	$8,369,071
Information regarding the fund’s fiscal year to date purchases and sales of the SPVs as well as income and capital gains earned by the SPVs, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from paydowns	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Consumer Loan Trust	14,250,000	—	$14,256,120	—	—	$(237,145)	$769,071	—	$14,018,975
JH Residential Whole Loan Trust	18,740,817	—	15,148,494	$(223,070)	—	(15,984)	159,015	—	14,909,440
JH Residential Whole Loan Trust II	8,500,000	—	8,500,000	—	—	—	6,117	—	8,500,000
					—	$(253,129)	$934,203	—	$37,428,415
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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